Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.10	$ 0.1
Common stock, shares issued (in shares)	204,210,731	203,446,572
Common stock, shares outstanding (in shares)	204,210,731	203,446,572